Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of the change in the components of the accumulated other comprehensive loss
The following details the change in the components of the Company's accumulated other comprehensive loss for the years ended December 31, as indicated.

(in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2019	$(23)	$(3,732)	$(3,755)
Other comprehensive income, before reclassifications	4,315	214	4,529
Amounts reclassified from accumulated other comprehensive income (loss)	(41)	2,200	2,159
Other comprehensive income (loss), before tax	4,274	2,414	6,688
Income tax (expense) benefit	(898)	(507)	(1,405)
Other comprehensive income (loss), net of tax	3,376	1,907	5,283
Balance, December 31, 2020	$3,353	$(1,825)	$1,528
Other comprehensive income, before reclassifications	(3,690)	367	(3,323)
Amounts reclassified from accumulated other comprehensive income (loss)	(96)	5,653	5,557
Other comprehensive income, before tax	(3,786)	6,020	2,234
Income tax expense	795	(1,264)	(469)
Other comprehensive income, net of tax	(2,991)	4,756	1,765
Balance, December 31, 2021	$362	$2,931	$3,293

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) income are included in gains (losses) on sale of investment securities in the consolidated statements of income.

(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost. See Note 13.